Quarterly Results of Operations (Unaudited) (Restated for Discontinued Operations) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 293,069	$ 265,855	$ 271,865	$ 234,220	$ 253,406	$ 234,805	$ 236,041	$ 212,740	$ 1,065,009	$ 936,992	$ 688,826
Cost of services sold	194,031	179,069	186,240	174,800	180,291	172,874	159,208	155,289	734,140	667,662	472,118
Income (loss) from continuing operations	(21,710)	(11,832)	(15,149)	(22,809)	(54,773)	(16,682)	4,658	(5,960)	(71,500)	(72,757)	(177)
Net income (loss) attributable to MDC Partners Inc.	$ (24,548)	$ (14,496)	$ (20,114)	$ (26,281)	$ (57,740)	$ (19,574)	$ 1,325	$ (8,685)	$ (85,439)	$ (84,674)	$ (15,440)
Income (loss) per common share:
Basic, Continuing operations (in dollars per share)	$ (0.75)	$ (0.42)	$ (0.56)	$ (0.82)	$ (1.94)	$ (0.64)	$ 0.07	$ (0.27)	$ (2.55)	$ (2.79)	$ (0.38)
Basic, Net income (loss) (in dollars per share)	$ (0.79)	$ (0.47)	$ (0.65)	$ (0.88)	$ (1.97)	$ (0.67)	$ 0.05	$ (0.31)
Diluted, Continuing operations (in dollars per share)	$ (0.75)	$ (0.42)	$ (0.56)	$ (0.82)	$ (1.94)	$ (0.64)	$ 0.06	$ (0.27)	$ (2.55)	$ (2.79)	$ (0.38)
Diluted, Net income (loss) (in dollars per share)	$ (0.79)	$ (0.47)	$ (0.65)	$ (0.88)	$ (1.97)	$ (0.67)	$ 0.04	$ (0.31)